PRIVATE PLACEMENT (Details Narrative) - Private Placement [Member]	9 Months Ended
Sep. 30, 2023 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued | shares	585,275
Price of warrant | $ / shares	$ 10.00
Proceeds from sale of Private units | $	$ 5,852,750